SHAREHOLDERS' EQUITY - Conversion of convertible loans (Details) - $ / shares	Jun. 21, 2021	Feb. 17, 2021	Feb. 05, 2021
Class of Stock [Line Items]
Number of shares issued upon conversion of loan	563,800
Conversion price per share			$ 15
EMC
Class of Stock [Line Items]
Number of shares issued upon conversion of loan		54,642
Convertible loan ("CL") | EMC
Class of Stock [Line Items]
Number of shares issued upon conversion of loan		54,642
Conversion price per share		$ 5.12
Convertible loan ("CL") | HZ
Class of Stock [Line Items]
Number of shares issued upon conversion of loan	563,800
Convertible loan ("CL") | HZ | Minimum
Class of Stock [Line Items]
Conversion price per share	$ 3.52
Convertible loan ("CL") | HZ | Maximum
Class of Stock [Line Items]
Conversion price per share	$ 3.55